OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 8:-	OTHER LONG-TERM LIABILITIES

		December 31,
		2011	2010

a.	Long-term loan and current maturities (see b)	$83	$1,083
	Long term payable	166	-
	Capital lease obligations, linked to the Israeli Consumer Price Index and bearing interest of 5%	32	21

		281	1,104
	Less - current maturities	115	1,014

		$166	$90

b.
On January 31, 2007, the Company entered into a Loan Agreement (the "Agreement"), with Plenus Technologies Ltd ("Plenus" or the "Lender"), whereby the lender provided a $ 2,000 loan. In connection with the Agreement, the Company issued to the Lender non-forfeitable warrants, exercisable until January 30, 2012, to purchase up to 439,883 Ordinary shares at an exercise price of $ 1.364 per share, subject to price adjustments.

On March 30, 2009, the Company and Plenus amended the Agreement. Under the amendment, (the "New Agreement") the Company was to repay the loan amount in 24 equal monthly installments starting February 2010 and the loan would accrue interest at an annual fixed rate of 9%. The amendment became effective upon the completion of a rights offering conducted by the Company, on May 12, 2009 (refer to Note 12b for further details). As part of the New Agreement, the exercise period of warrants previously issued as part of a credit line agreement, exercisable to purchase up to 442,909 Ordinary Shares, was extended such that the exercise period will also lapse on January 30, 2012.

See also Note 10a for charges related to the loan.

In addition, the New Agreement provided that if, during the period between March 19, 2009 and March 18, 2014, the Company enters into a transaction or series of related transactions (a "Fundamental Transaction") which entails (i) the acquisition of the Company by means of a merger or other form of corporate reorganization in which 50% or more of the outstanding shares is exchanged for securities or other consideration issued or paid by the acquiring entity or, a transaction or a series of transactions in which a person or entity acquires more than 50% of the outstanding shares, (ii) the sale of all or substantially all of the assets of the Company; then an additional amount shall be paid to the Lender (the "Additional Payment"): in the cases of merger or acquisition ,an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable in connection with such Fundamental Transaction to the shareholders. In the case of the sale of substantially all of the Company's assets, an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable to the Company in connection with such Fundamental Transaction; the "aggregate proceeds" shall be calculated while subtracting any amount of debts, liabilities and obligations which have accrued prior to the closing of such Fundamental Transaction and have not been assumed by the purchaser in such Fundamental Transaction.

Alternatively, for a period of fourteen (14) days commencing on the date on which the Company provides the Lender with a copy of the Company's audited financial statements for the year ending December 31, 2012, provided that the consolidated revenues are equal to, or exceed, $ 18,000, the Lender will be entitled, at its sole discretion and in lieu of the Additional Payment, to receive an amount equal to the higher of (i) 15% of such revenues, and (ii) $ 1,500.

According to ASC 815, the above mentioned was considered an embedded derivative which should be bifurcated and marked to market at each reporting date. The fair value of this embedded derivative was insignificant through September 2011 (date of modification).

The Company accounted for the change in terms under the New Agreement in accordance with ASC 470-50-40, and determined it was a non-substantive modification.

In connection with the acquisition of RepliWeb, in September 2011, the Company and Plenus entered into another amendment to the Agreement, such that the period during which Plenus is entitled to compensation of 15% of the proceeds payable in a Fundamental Transaction upon consummation of a Fundamental Transaction was extended until December 31, 2017. During such extended period, Plenus may elect to receive $300 in cash in lieu of such compensation. Under this amendment, Plenus' right to compensation in the event that consolidated revenues in 2012 exceed $18 million was revoked.

The Company accounted for above mentioned in accordance with ASC 815-40, based on which the above was considered as a derivative and recorded as a liability on the balance sheet and is marked to market at each reporting period. As of December 31, 2011 the liability amounted to $440. The fair value of this derivative was based on valuation performed by third- party valuation firm using Binomial Model for options valuation based on assumptions provided by managements.